Allmerica Financial Life Insurance and Annuity Company
Office of the General Counsel
440 Lincoln Street, N-435
Worcester, MA 01653

VIA EDGAR

May 3, 2002

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549

RE: ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    REGISTRATION STATEMENT FILED ON FORM N-4
    ----------------------------------------

    SEPARATE ACCOUNT VA-P (PIONEER VISION) FILE NOS. 33-85916/811-8848 SEPARATE ACCOUNT VA-P (PIONEER C-VISION) FILE NOS. 33-64831/811-8848 SEPARATE ACCOUNT VA-P (PIONEER XTRAVISION) FILE NOS. 33-81017/811-8848

    SEPARATE ACCOUNT VA-K (ALLMERICA PREMIER CHOICE)
       FILE NOS. 333-38274/811-6293
    SEPARATE ACCOUNT VA-K (DELAWARE MEDALLION III) FILE NOS. 33-44830/811-6293

    SEPARATE ACCOUNT KGC (SCUDDER GATEWAY CUSTOM) FILE NOS. 333-10283/811-7777 SEPARATE ACCOUNT KG (SCUDDER GATEWAY ELITE) FILE NOS. 333-9965/811-7767 SEPARATE ACCOUNT KG (SCUDDER GATEWAY ADVISOR) FILE NOS. 333-63091/811-7767 SEPARATE ACCOUNT KG (SCUDDER GATEWAY INCENTIVE) FILE NOS. 333-46716/811-7767 SEPARATE ACCOUNT KG (SCUDDER GATEWAY PLUS) FILE NOS. 333-81019/811-7767

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-4194.

                                       Very truly yours,

                                       /s/ Sheila B. St. Hilaire

                                       Sheila B. St. Hilaire
                                       Assistant Vice President & Counsel